Net Income and Other Comprehensive Income (Loss) - Impairment Loss (Reversal of Impairment Loss) on Financial Instruments and Non-financial Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Contract assets	$ (2)		$ 19	$ 0
Trade notes and accounts receivable	(54)		805	578
Other receivables	(69)		96	65
Inventories	475	$ 16	365	52
Property, plant and equipment	93		0	0
Investment properties	(57)	(2)	(19)	(11)
Intangible assets	9	0	51	9
Other assets	$ 44	$ 1	$ 0	$ 0